Average Annual Total Returns - Admiral - Vanguard Global ex-US Real Estate Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares Since Inception	Admiral Shares Inception Date	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions Since Inception	Admiral Shares Return After Taxes on Distributions Inception Date	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P Global ex-U.S. Property Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P Global ex-U.S. Property Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P Global ex-U.S. Property Index (reflects no deduction for fees, expenses, or taxes) Since Inception	S&P Global ex-U.S. Property Index (reflects no deduction for fees, expenses, or taxes) Inception Date	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 5 Years	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) Since Inception	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) Inception Date
Total	(7.36%)	5.54%	5.21%	Feb. 10, 2011	(7.47%)	3.92%	3.73%	Feb. 10, 2011	(4.12%)	3.72%	3.55%	Feb. 10, 2011	(7.36%)	5.24%	4.93%	Feb. 10, 2011	10.65%	8.93%	4.78%	Feb. 10, 2011